Other Income, Net	12 Months Ended
Dec. 31, 2017
Other Income, Net
Other Income, Net

8. Other Income, Net

	Year Ended December 31,
	2015	2016	2017
	$	$	$
Unrealized gain on marketable securities	—	180,112	911,873
Foreign exchange gain (loss)	156,641	64,650	(619,269)
Others	133,398	374,988	187,891

Total	290,039	619,750	480,495